SHARE CAPITAL - Additional Information 2 (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	May 01, 2019 shares	Sep. 30, 2019 CAD ($)	Sep. 30, 2018 CAD ($)	Sep. 30, 2019 CAD ($) Option item $ / shares shares	Sep. 30, 2018 CAD ($) Y $ / shares	Dec. 31, 2018 Option item $ / shares shares	Dec. 31, 2017 CAD ($)
Disclosure of classes of share capital [line items]
Number of share options granted | Option				6,475,500		2,811,000
Weighted average fair value of the stock options granted | $ / shares				$ 3.83		$ 4.16
Expected life of share option granted				2.78	3.00
Exercise price of share options granted | $ / shares				$ 2.36	$ 2.28
Number of restricted share units granted | item				475,000		5,000
Share-based compensation expense		$ 2,992,922	$ 2,165,851	$ 11,436,660	$ 6,201,559
Incentive stock options
Disclosure of classes of share capital [line items]
Share-based compensation expense		2,495,315	1,673,354	$ 2,716,400	4,736,171
RSUs
Disclosure of classes of share capital [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement				355,000
Share-based compensation expense		$ 497,607	$ 492,496	$ 1,178,460	$ 1,465,388
Bottom of range
Disclosure of classes of share capital [line items]
Expected life of share option granted							3.00
Employees and consultants
Disclosure of classes of share capital [line items]
Number of share options granted				6,475,500
Expected life of share option granted				3
Weighted average trading share price of the options exercised | $ / shares				$ 2.13
Employees and consultants | Bottom of range
Disclosure of classes of share capital [line items]
Exercise price of share options granted | $ / shares				1.80
Employees and consultants | Top of range
Disclosure of classes of share capital [line items]
Exercise price of share options granted | $ / shares				$ 4.15
Employee | RSUs
Disclosure of classes of share capital [line items]
Number of restricted share units granted | item				475,000
Verdelite Sciences Inc. (Verdelite)
Disclosure of classes of share capital [line items]
Percentage of share held in escrow				50.00%
Number of share held in escrow | shares	4,955,947			4,955,947		4,955,947